Inventory Purchase Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Purchase Commitments Disclosure [Abstract]
Purchase Commitment, Excluding Long-term Commitment [Table Text Block]
The following table presents the movement of the liability for inventory purchase commitment:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Beginning balance	(851,694)	(1,244,743)	(1,244,743)	(192,155)
Additions	(393,048)	-	(77,705)	(11,996)
Ending balance	(1,244,743)	(1,244,743)	(1,322,448)	(204,151)

Schedule Of Reserve Against Inventory Purchase Prepayment [Table Text Block]
The following table presents the movement of the reserve against inventory purchase prepayments for Supplier C:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

Beginning balance	-	(87,134)	(87,134)	(13,451)
Additions	(87,134)	-	(522,050)	(80,591)
Ending balance	(87,134)	(87,134)	(609,184)	(94,042)